UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

		Schedule of Investments
		November 30, 2006 (Unaudited)
Shares/Principal Amount - % of Net Assets		Market Value

COMMON STOCKS

Auto Parts-Retail/Wholesale - 0.89%
7,705	Genuine Parts Co.	$ 361,287

Banks-Money Centers - 2.50%
18,972	Bank of America	1,021,642

Banks-Regional - 3.48%
18,599	BB&T Corporation	799,943
17,130	National City Corporation	618,393
		1,418,336

Beverages-Alcoholic/Soft Drink - 2.30%
12,927	Anheuser Busch Co's, Inc.	614,162
6,942	Coca Cola Co.	325,094
		939,256

Building Products-Retail/Wholesale - 1.57%
7,469	Black & Decker Corporation	641,438

Business Services-Miscellaneous - 0.10%
3,200	Servicemaster Co.	41,440

Chemicals-Diversified - 0.89%
17,965	RPM International, Inc.	362,354

Commercial Services - 0.08%
700	Diebold, Inc.	32,200

Computer-Mini/Micro - 5.55%
19,047	Hewlett-Packard Co.	751,595
51,500	Microsoft Corporation	1,512,040
		2,263,635

Containers-Paper/Plastic - 1.20%
14,338	Bemis Co., Inc.	489,356

Cosmetics & Personal Care - 6.95%
26,568	Avon Products, Inc.	867,180
9,836	Colgate-Palmolive Co.	639,832
13,364	Johnson & Johnson	880,821
6,744	Kimberly Clark Corporation	448,274
		2,836,107

Construction, Mining & Materials Handling Machinery & Equipment - 0.51%
4,100	Dover Corporation	206,230

Diversified Operation - 6.44%
6,669	3M Co.	543,257
19,481	Corning, Inc.*	420,010
12,400	Fortune Brands, Inc.	1,003,160
18,743	General Electric Co.	661,253
		2,627,680

Electronic Equipment - 1.00%
4,700	Emerson Electric Co.	407,490

Electronic Semiconductors - 1.99%
37,920	Intel Corporation	811,488

Finance-Investment Management - 2.37%
9,055	Franklin Resources, Inc.	966,531

Financial Services - 7.62%
17,222	Block (H.R.), Inc.	413,328
22,858	Countrywide Financial Corporation	907,920
45,310	Paychex, Inc.	1,785,667
		3,106,915

Fire, Marine & Casualty Insurance - 1.03%
8,124	St. Paul Travelers Companies, Inc.	420,904

Food- Miscellaneous Preparation - 3.40%
14,807	ConAgra Foods, Inc.	380,540
14,095	Hormel Foods Corporation	533,919
9,040	Wrigley (WM.) Jr. Co.	474,058
		1,388,517

Indsutrial Inorganic Chemicals - 0.61%
4,000	Praxair, Inc.	249,600

Insurance- Life/Property/Casual - 3.22%
29,720	AFLAC, Inc.	1,311,841

Leisure Products - 1.69%
15,324	Polaris Industries, Inc.	689,886

Machinery- Electrical Equipment - 2.37%
11,865	Johnson Controls, Inc.	964,980

Manufacturing - 2.99%
15,022	Illinois Tool Works, Inc.	709,038
13,100	Ingersoll-Rand Co.	511,031
		1,220,069

Medical Instruments/Products - 3.23%
25,251	Medtronic, Inc.	1,316,335

Medical Drugs - 3.16%
11,768	Abbott Laboratories	549,095
26,900	Pfizer, Inc.	739,481
		1,288,576

Metal Ores- Gold/Non Ferrous - 2.15%
7,120	Phelps Dodge Corporation	875,760

Mining & Quarrying - 1.18%
18,300	MDU Resources Group, Inc.	482,022

Office Equipment & Supplies - 0.09%
800	Pitney Bowes, Inc.	36,872

Oil & Gas- International - 4.09%
12,162	BP Plc ADR	827,989
10,949	Exxon Mobil Corporation	840,993
		1,668,982

Paper & Paper Products - 0.45%
5,571	International Paper Co.	184,400

Publishing- Books/News/Periodic - 0.93%
6,345	Gannett Company, Inc.	377,654

Refridgeration & Service Industry - 0.19%
2,700	Tennant Co.	78,435

Retail- Apparel/Shoes - 1.66%
21,349	Limited Brands, Inc.	676,550

Retail-Drug Stores - 0.17%
14,800	Rite Aid Corporation*	70,300

Retail-Food & Restaurants 1.49%
10,927	Tim Hortons, Inc.	337,426
8,269	Wendy's International, Inc.	269,321
		606,747

Retail/Wholesale-Building Products - 1.58%
16,966	Home Depot, Inc.	644,199

State Commercial Banks - 1.93%
44,400	Popular, Inc.	785,880

Telecommunications Services - 4.55%
3,900	AT&T Corporation	132,249
3,700	Bellsouth Corporation	164,983
12,168	Centurytel, Inc.	517,748
51,500	Nokia Corporation	1,041,330
		1,856,310

Textile-Apparel/Mill Products - 1.39%
7,255	V.F. Corporation	568,719

Transportation-Equipment/Leasing - 0.82%
6,421	Ryder Systems, Inc.	334,984

Transportation-Rail - 0.86%
3,882	Union Pacific Corporation	351,399

Utility- Electric Power - 2.46%
10,403	Duke Energy Corporation	329,983
9,905	Edison International Inc.	455,432
12,815	Teco Energy, Inc.	217,727
		1,003,142

Utility-Gas Distribution - 2.13%
12,585	National Fuel Gas Co.	476,972
9,531	SCANA Corporation	393,249
		870,221

Utility- Water - 3.27%
55,729	Aqua America, Inc.	1,332,480

Soaps - 1.05%
9,700	Ecolab, Inc.	430,194

Total for Common Stock (Cost $31,586,709) - 98.58%		$ 40,619,343

Cash & Equivalents - 0.64%
260,603	SEI Daily Income Trust Govt B 4.82%**	260,603
	Cost ($260,603)

	Total Investments - 100.22%	40,879,946
	(Cost $31,847,312)

	Liabilities in excess of other Assets - (0.22)%	(87,776)

	Net Assets - 100.00%	$ 40,792,170

* Non-income producing security.
** Variable Rate Security; The Coupon Rate shown represents the rate at November 30, 2006.
ADR- American Depository Receipt.

The MP63 Fund, Inc.
NOTES TO FINANCIAL STATEMENTS
1. SECURITY TRANSACTIONS
At Novemeber 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $31,847,312 amounted to $9,032,634, which consisted of aggregate gross unrealized appreciation of
$9,984,325 and aggregate gross unrealized depreciation of $951,691.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 10, 2007

By /s/David Fish

*David Fish

Treasurer

Date January 10, 2007

* Print the name and title of each signing officer under his or her signature.